VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.9%
Banks: 6.9%
Bank for Foreign Trade of Vietnam JSC	4,662,445	$14,220,371
Saigon - Hanoi Commercial Joint Stock Bank *	6,831,400	3,532,705
Saigon Thuong Tin Commercial JSB *	5,571,500	4,759,981
		22,513,057
Capital Goods: 6.8%
Bamboo Capital Group JSC	2,365,200	1,201,621
Development Investment Construction JSC *	2,763,986	3,384,322
Gelex Group JSC	3,271,364	2,567,806
Ha Do Group JSC	867,320	1,465,973
Hoang Huy Investment Financial Services JSC	3,160,220	1,472,843
IDICO Corp. JSC	1,528,110	3,166,797
JAKS Resources Bhd *	17,103,100	914,402
Tan Tao Investment & Industry JSC *	3,882,700	831,279
Tasco JSC *	1,683,200	1,543,729
Thaiholdings JSC *	1,979,200	3,731,992
Vietnam Construction and Import-Export JSC	1,914,790	1,688,803
		21,969,567
Consumer Durables & Apparel: 10.8%
Eclat Textile Co. Ltd.	1,099,160	13,495,242
Feng TAY Enterprise Co. Ltd.	3,053,000	15,101,182
Hansae Co. Ltd. †	153,691	1,422,577
Taiwan Paiho Ltd.	2,697,000	5,001,261
		35,020,262
Diversified Financials: 6.4%
Sai Gon-Ha Noi Securities JSC *	3,364,350	1,480,229
SSI Securities Corp.	9,536,308	7,803,439
Viet Capital Securities JSC	2,703,050	3,284,064
VIX Securities JSC	4,358,580	1,756,994
VNDirect Securities Corp.	8,878,580	6,395,733
		20,720,459
Energy: 1.4%
PetroVietnam Drilling & Well Services JSC *	2,738,088	2,265,731
PetroVietnam Technical Services Corp.	2,307,400	2,239,735
		4,505,466
Food, Beverage & Tobacco: 18.7%
HAGL JSC *	4,402,000	2,410,704
Hoang Anh Gia Lai International Agriculture JSC *	5,242,100	1,224,241
KIDO Group Corp.	619,430	1,622,224
Masan Group Corp.	6,076,276	25,035,223
Saigon Beer Alcohol Beverage Corp.	631,700	4,880,749
Thanh Thanh Cong - Bien Hoa JSC *	2,789,081	1,877,056
Vietnam Dairy Products JSC	6,742,941	20,357,357
Vinh Hoan Corp.	903,600	3,191,856
		60,599,410
	Number of Shares	Value
Health Care Equipment & Services: 3.0%
Mani, Inc.	814,900	$9,885,202
Insurance: 0.5%
Bao Viet Holdings	731,296	1,629,861
Materials: 7.2%
Duc Giang Chemicals JSC	1,316,532	4,225,425
Hoa Phat Group JSC	16,613,597	14,643,038
Hoa Sen Group *	2,475,040	1,513,150
Petrovietnam Fertilizer & Chemicals JSC	1,542,500	2,997,201
		23,378,814
Real Estate: 29.7%
Dat Xanh Group JSC *	1,256,600	1,054,226
Khang Dien House Trading and Investment JSC *	3,531,040	4,133,087
Kinh Bac City Development Share Holding Corp. *	2,344,200	2,821,035
No Va Land Investment Group Corp. *	7,105,858	25,168,344
Phat Dat Real Estate Development Corp. *	2,646,800	5,645,527
Van Phu - Invest Investment JSC *	1,049,360	2,623,555
Vincom Retail JSC *	8,955,022	10,445,025
Vingroup JSC *	8,847,449	20,323,830
Vinhomes JSC 144A	11,437,967	24,190,893
		96,405,522
Technology Hardware & Equipment: 5.8%
BH Co. Ltd. †	268,242	4,758,118
Dreamtech Co. Ltd.	292,086	2,052,214
INTOPS Co. Ltd.	115,227	2,425,899
KH Vatec Co. Ltd. †	179,617	1,589,653
Mcnex Co. Ltd.	132,834	2,483,387
Seojin System Co. Ltd. †	255,471	2,748,288
Synopex, Inc. *	672,021	1,119,071
UTI, Inc.	118,178	1,795,189
		18,971,819
Transportation: 1.0%
Vietjet Aviation JSC *	693,740	3,217,589
Utilities: 0.7%
PetroVietnam Power Corp. *	4,614,410	2,369,197
Total Common Stocks (Cost: $325,880,605)		321,186,225

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
DCVFMVN Diamond ETF	62,610	66,535
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $325,922,763)		321,252,760

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VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $10)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	10	$10
Total Investments: 98.9% (Cost: $325,922,773)		321,252,770
Other assets less liabilities: 1.1%		3,627,606
NET ASSETS: 100.0%		$324,880,376

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,390,799.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $24,190,893, or 7.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.9%	$35,020,262
Consumer Staples	18.9	60,599,410
Energy	1.4	4,505,466
Exchange Traded Fund	0.0	66,536
Financials	14.0	44,863,377
Health Care	3.1	9,885,202
Industrials	7.8	25,187,155
Information Technology	5.9	18,971,819
Materials	7.3	23,378,814
Real Estate	30.0	96,405,522
Utilities	0.7	2,369,197
	100.0%	$321,252,760
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